Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Operating expenses
Research and development	$ 10,719,142	$ 1,833,269	$ 14,379,784	$ 3,749,719
General and administrative	7,051,836	1,519,697	10,761,582	2,939,545
Total operating expenses	17,770,978	3,352,966	25,141,366	6,689,264
Loss from operations	(17,770,978)	(3,352,966)	(25,141,366)	(6,689,264)
Other income (loss)
Change in fair value of simple agreement for future equity	(13,126,959)	(1,122,000)	(29,919,959)	(2,495,000)
Interest and dividend income	1,715,574	137	1,856,877	462
Total other loss	(11,411,385)	(1,121,863)	(28,063,082)	(2,494,538)
Loss before income taxes	(29,182,363)	(4,474,829)	(53,204,448)	(9,183,802)
Income taxes	(163,621)		(163,621)	0
Net loss	(29,345,984)	(4,474,829)	(53,368,069)	(9,183,802)
Deemed dividend - earnout and founder shares	(487,934,600)		(487,934,600)
Net loss attributable to common stockholders	$ (517,280,584)	$ (4,474,829)	$ (541,302,669)	$ (9,183,802)
Basic net loss per Class A common share (in dollars per share)	$ (0.29)	$ (0.06)	$ (0.63)	$ (0.13)
Diluted net loss per Class A common share (in dollars per share)	(0.29)	(0.06)	(0.63)	(0.13)
Basic net loss per share attributable to common stockholders (in dollars per share)	(5.17)	(0.06)	(6.36)	(0.13)
Diluted net loss per share attributable to common stockholders (in dollars per share)	$ (5.17)	$ (0.06)	$ (6.36)	$ (0.13)
Weighted average number of Class A common shares outstanding - basic (in shares)	100,021,539	68,845,564	85,170,891	68,845,564
Weighted average number of Class A common shares outstanding - diluted (in shares)	100,021,539	68,845,564	85,170,891	68,845,564